Group Cash Flow Statement (Unaudited) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Statement Of Cash Flows [Abstract]
Net cash outflows relating to adjusting items	£ 155	£ 322	£ 501